Retirement and Post-Retirement Benefit Plans (Details 2) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Defined Contribution Plan Disclosure [Line Items]
Total defined contribution expense	$ 92	$ 93	$ 98
HP 401(k) Plan
Defined Contribution Plan Disclosure [Line Items]
Percent of equal 401(k) match to employees effective during the period	100.00%
Percentage of maximum matching contribution	4.00%